UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21370

                  OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
         -------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

-------------------------------------------------------------------
STATEMENT OF INVESTMENTS JULY 31, 2004 / UNAUDITED
-------------------------------------------------------------------

                                                                                      Shares          Value
--------------------------------------------------------------------------------------------------------------
Common Stocks--97.3%
--------------------------------------------------------------------------------------------------------------
Consumer Discretionary--11.5%
--------------------------------------------------------------------------------------------------------------
Auto Components--0.5%
Denso Corp.                                                                           1,200       $  29,462
--------------------------------------------------------------------------------------------------------------
Automobiles--2.6%
Toyota Motor Corp.                                                                    3,900         157,129
--------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--0.3%
Compass Group plc                                                                     2,870          16,705
--------------------------------------------------------------------------------------------------------------
Household Durables--4.1%
Daito Trust Construction Co. Ltd.                                                       900          33,590
--------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV                                            3,620          87,676
--------------------------------------------------------------------------------------------------------------
Pioneer Corp.                                                                         1,100          23,841
--------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                            1,500          52,745
--------------------------------------------------------------------------------------------------------------
Thomson SA                                                                            2,580          48,029
                                                                                                  ------------
                                                                                                    245,881
--------------------------------------------------------------------------------------------------------------
Media--2.2%
British Sky Broadcasting Group plc                                                    3,510          38,624
--------------------------------------------------------------------------------------------------------------
Elsevier NV                                                                           2,160          27,586
--------------------------------------------------------------------------------------------------------------
News Corp. Ltd. (The)                                                                 6,420          55,076
--------------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                                         5,652          14,142
                                                                                                  ------------
                                                                                                    135,428
--------------------------------------------------------------------------------------------------------------
Specialty Retail--0.5%
Kingfisher plc                                                                        6,000          31,018
--------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods--1.3%
Adidas-Salomon AG                                                                       150          17,786
--------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                                       610          41,593
--------------------------------------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                                                            160          20,359
                                                                                                  ------------
                                                                                                     79,738
--------------------------------------------------------------------------------------------------------------
Consumer Staples--10.6%
--------------------------------------------------------------------------------------------------------------
Beverages--2.6%
Asahi Breweries Ltd.                                                                  2,000          21,296
--------------------------------------------------------------------------------------------------------------
Diageo plc                                                                            7,000          86,839
--------------------------------------------------------------------------------------------------------------
Foster's Group Ltd.                                                                   4,380          14,237
--------------------------------------------------------------------------------------------------------------
Interbrew NV                                                                          1,100          33,269
                                                                                                  ------------
                                                                                                    155,641
--------------------------------------------------------------------------------------------------------------
Food & Staples Retailing--3.0%
Carrefour SA                                                                          1,260          60,049
--------------------------------------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                                                   1,000          38,941
--------------------------------------------------------------------------------------------------------------
Tesco plc                                                                            18,000          83,389
                                                                                                  ------------
                                                                                                    182,379
--------------------------------------------------------------------------------------------------------------
Food Products--4.2%
Cadbury Schweppes plc                                                                 6,000          49,176
--------------------------------------------------------------------------------------------------------------
Nestle SA                                                                               510         130,187
--------------------------------------------------------------------------------------------------------------
Nissin Food Products Co. Ltd.                                                         1,200          30,433
--------------------------------------------------------------------------------------------------------------
Unilever NV                                                                             660          40,598
                                                                                                  ------------
                                                                                                    250,394
--------------------------------------------------------------------------------------------------------------
Household Products--0.8%
Kao Corp.                                                                             2,000          49,643
--------------------------------------------------------------------------------------------------------------
Energy--8.9%
--------------------------------------------------------------------------------------------------------------
Oil & Gas--8.9%
BP plc                                                                               19,000         178,465
--------------------------------------------------------------------------------------------------------------
ENI SpA                                                                               7,280         149,706
--------------------------------------------------------------------------------------------------------------
Repsol YPF, SA                                                                        1,470          31,184
--------------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                                      900         174,578
                                                                                                --------------
                                                                                                    533,933
--------------------------------------------------------------------------------------------------------------
Financials--24.1%
--------------------------------------------------------------------------------------------------------------
Capital Markets--3.3%
Deutsche Bank AG                                                                        830          57,413
--------------------------------------------------------------------------------------------------------------
UBS AG                                                                                2,060         137,655
                                                                                                --------------
                                                                                                    195,068
--------------------------------------------------------------------------------------------------------------
Commercial Banks--14.9%
Banco Bilbao Vizcaya Argentaria SA                                                    6,770          90,044
--------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                                       3,220          41,743
--------------------------------------------------------------------------------------------------------------
Barclays plc                                                                         16,000         133,977
--------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                               2,500          22,549
--------------------------------------------------------------------------------------------------------------
HBOS plc                                                                              5,480          71,075
--------------------------------------------------------------------------------------------------------------
HSBC Holdings plc                                                                     6,000          88,195
--------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                  7,290          54,707
--------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                                    7          62,764
--------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                                5,000         140,712
--------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                 820          67,253
--------------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA                                                              13,680          65,476
--------------------------------------------------------------------------------------------------------------
Westpac Banking Corp. Ltd.                                                            4,840          57,253
                                                                                                --------------
                                                                                                    895,748
--------------------------------------------------------------------------------------------------------------
Diversified Financial Services--3.4%
Credit Saison Co. Ltd.                                                                  600          18,184
--------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                                                      490          23,871
--------------------------------------------------------------------------------------------------------------
ING Groep NV                                                                          4,660         108,045
--------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                            4,000          54,967
                                                                                                --------------
                                                                                                    205,067
--------------------------------------------------------------------------------------------------------------
Insurance--1.6%
Allianz AG                                                                              510          49,096
--------------------------------------------------------------------------------------------------------------
Axa SA                                                                                2,370          48,651
                                                                                                --------------
                                                                                                     97,747
--------------------------------------------------------------------------------------------------------------
Real Estate--0.9%
Mitsui Fudosan Co. Ltd.                                                               3,000          33,401
--------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                                                          2,660          22,508
                                                                                                --------------
                                                                                                     55,909
--------------------------------------------------------------------------------------------------------------
Health Care--10.1%
--------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies--0.7%
Smith & Nephew plc                                                                    4,000          40,411
--------------------------------------------------------------------------------------------------------------
Pharmaceuticals--9.4%
Aventis SA                                                                            1,490         114,857
--------------------------------------------------------------------------------------------------------------
Eisai Co. Ltd.                                                                        1,700          49,993
--------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                                   4,000          81,332
--------------------------------------------------------------------------------------------------------------
Novartis AG                                                                           2,130          95,193
--------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                       970          95,788
--------------------------------------------------------------------------------------------------------------
Schering AG                                                                             620          34,797
--------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                                        2,100          98,395
                                                                                                --------------
                                                                                                    570,355
--------------------------------------------------------------------------------------------------------------
Industrials--8.9%
--------------------------------------------------------------------------------------------------------------
Aerospace & Defense--0.6%
BAE Systems plc                                                                       8,560          33,307
--------------------------------------------------------------------------------------------------------------
Air Freight & Logistics--1.0%
TPG NV                                                                                1,360          29,782
--------------------------------------------------------------------------------------------------------------
Yamato Transport Co. Ltd.                                                             2,000          31,890
                                                                                                --------------
                                                                                                     61,672
--------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies--1.6%
Brambles Industries Ltd.                                                              8,510          35,606
--------------------------------------------------------------------------------------------------------------
DAI Nippon Printing Co. Ltd.                                                          2,000          28,365
--------------------------------------------------------------------------------------------------------------
Hays plc                                                                             15,000          33,312
                                                                                                --------------
                                                                                                     97,283
--------------------------------------------------------------------------------------------------------------
Construction & Engineering--0.5%
ACS, Actividades De Construccion y Servicios SA 1                                     1,788          29,823
--------------------------------------------------------------------------------------------------------------
Electrical Equipment--0.6%
Matsushita Electric Works Ltd.                                                        4,000          34,210
--------------------------------------------------------------------------------------------------------------
Industrial Conglomerates--2.8%
Hutchison Whampoa Ltd.                                                                5,810          39,292
--------------------------------------------------------------------------------------------------------------
Siemens AG                                                                            1,510         105,666
--------------------------------------------------------------------------------------------------------------
Smiths Group plc                                                                      2,000          26,577
                                                                                                --------------
                                                                                                    171,535
--------------------------------------------------------------------------------------------------------------
Machinery--0.5%
Atlas Copco AB, A Shares                                                                860          30,813
--------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors--0.8%
Mitsui & Co. Ltd.                                                                     6,000          45,056
--------------------------------------------------------------------------------------------------------------
Transportation Infrastructure--0.5%
BAA plc                                                                               3,000          30,554
--------------------------------------------------------------------------------------------------------------
Information Technology--5.8%
--------------------------------------------------------------------------------------------------------------
Communications Equipment--1.9%
Nokia Oyj                                                                             4,110          47,103
--------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares 1                                          24,560          65,597
                                                                                                --------------
                                                                                                    112,700
--------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments--1.6%
Keyence Corp.                                                                           200          42,376
--------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                           500          24,866
--------------------------------------------------------------------------------------------------------------
TDK Corp.                                                                               400          27,699
                                                                                                --------------
                                                                                                     94,941
--------------------------------------------------------------------------------------------------------------
Office Electronics--1.6%
Canon, Inc.                                                                           2,000          97,846
--------------------------------------------------------------------------------------------------------------
Software--0.7%
SAP AG                                                                                  280          44,885
--------------------------------------------------------------------------------------------------------------
Materials--5.9%
--------------------------------------------------------------------------------------------------------------
Chemicals--1.9%
BASF AG                                                                                 900          47,838
--------------------------------------------------------------------------------------------------------------
BOC Group plc                                                                         2,000          34,331
--------------------------------------------------------------------------------------------------------------
Shin-Etsu Chemical Co.                                                                  900          30,595
                                                                                                --------------
                                                                                                    112,764
--------------------------------------------------------------------------------------------------------------
Construction Materials--1.6%
CRH plc                                                                               1,470          32,881
--------------------------------------------------------------------------------------------------------------
Hanson plc                                                                            5,000          34,791
--------------------------------------------------------------------------------------------------------------
Holcim Ltd.                                                                             570          29,790
                                                                                                --------------
                                                                                                     97,462
--------------------------------------------------------------------------------------------------------------
Metals & Mining--2.4%
Broken Hill Proprietary Co. Ltd.                                                     10,120          93,637
--------------------------------------------------------------------------------------------------------------
JFE Holdings, Inc.                                                                    2,100          50,331
                                                                                                --------------
                                                                                                    143,968
--------------------------------------------------------------------------------------------------------------
Telecommunication Services--7.5%
--------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services--3.9%
France Telecom SA                                                                       960          23,759
--------------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                                                     4,830          18,789
--------------------------------------------------------------------------------------------------------------
Telecom Italia SpA                                                                   19,890          58,961
--------------------------------------------------------------------------------------------------------------
Telefonica SA                                                                         9,250         134,709
                                                                                                --------------
                                                                                                    236,218
--------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services--3.6%
KDDI Corp.                                                                               11          56,289
--------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                   72,850         158,139
                                                                                                --------------
                                                                                                    214,428
--------------------------------------------------------------------------------------------------------------
Utilities--4.0%
--------------------------------------------------------------------------------------------------------------
Electric Utilities--3.0%
CLP Holdings Ltd.                                                                     5,000          28,077
--------------------------------------------------------------------------------------------------------------
E.ON AG                                                                               1,040          73,790
--------------------------------------------------------------------------------------------------------------
Enel SpA                                                                              5,760          45,371
--------------------------------------------------------------------------------------------------------------
ScottishPower plc                                                                     5,000          35,861
                                                                                                --------------
                                                                                                    183,099
--------------------------------------------------------------------------------------------------------------
Gas Utilities--0.5%
Tokyo Gas Co. Ltd.                                                                    8,000          28,634
--------------------------------------------------------------------------------------------------------------
Water Utilities--0.5%
Sociedad General de Aguas de Barcelona SA, Cl. A                                      1,770          30,118
                                                                                                --------------
Total Common Stocks (Cost $5,102,462)                                                             5,858,972

                                                                                  Principal
                                                                                     Amount
--------------------------------------------------------------------------------------------------------------
Joint Repurchase Agreements--3.0%
--------------------------------------------------------------------------------------------------------------
Undivided interest of 0.04% in joint
repurchase agreement (Principal Amount/Value
$446,558,000, with a maturity value of
$446,606,749) with UBS Warburg LLC, 1.31%,
dated 7/30/04, to be repurchased at $180,020
on 8/2/04, collateralized by Federal National
Mortgage Assn., 4.50%--5%, 3/1/34, with a
value of $456,762,011   (Cost $180,000)                                           $ 180,000         180,000
--------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $5,282,462)                                         100.3%      6,038,972
--------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                  (0.3)        (15,129)
                                                                                  ----------------------------
Net Assets                                                                            100.0%    $ 6,023,843
                                                                                  ============================

Footnote to Statement of Investments

1. Non-income producing security.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:


Geographic Holdings                                                              Value          Percent
--------------------------------------------------------------------------------------------------------

United Kingdom                                                              $1,481,496            24.5%
Japan                                                                        1,252,941            20.8
France                                                                         578,769             9.6
Switzerland                                                                    508,972             8.4
Germany                                                                        455,142             7.5
Italy                                                                          319,514             5.3
Spain                                                                          315,879             5.2
The Netherlands                                                                293,687             4.9
Australia                                                                      255,809             4.2
United States                                                                  180,000             3.0
Sweden                                                                          96,410             1.6
Hong Kong                                                                       89,877             1.5
Ireland                                                                         74,624             1.2
Finland                                                                         47,103             0.8
Singapore                                                                       36,691             0.6
Belgium                                                                         33,269             0.6
New Zealand                                                                     18,789             0.3
                                                                       -----------------------------------
Total                                                                       $6,038,972           100.0%
                                                                       ===================================

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)